CLOSURE AND RECLAMATION PROVISIONS (Schedule of Closure and Rehabilitation Provisions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Less: Current portion	$ (2,177)	$ (1,882)
Non-current portion	51,128	54,230
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Balance at beginning	56,112	40,350
Acquisition of Roxgold		11,122
Changes in estimate	(5,021)	3,729
Reclamation expenditures	(623)	(353)
Accretion	2,364	1,449
Effect of changes in foreign exchange rates	473	(185)
Balance at ending	53,305	56,112
Less: Current portion	(2,177)	(1,882)
Non-current portion	51,128	54,230
Caylloma M&I Property [member] | Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Balance at beginning	14,898	14,761
Changes in estimate	(1,235)	(152)
Reclamation expenditures	(503)	(180)
Accretion	796	469
Balance at ending	13,956	14,898
Less: Current portion	(1,577)	(1,230)
Non-current portion	12,379	13,668
San Jose M&I Property [member] | Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Balance at beginning	7,128	5,905
Changes in estimate	(493)	1,142
Reclamation expenditures	(120)	(173)
Accretion	682	439
Effect of changes in foreign exchange rates	473	(185)
Balance at ending	7,670	7,128
Less: Current portion	(600)	(652)
Non-current portion	7,070	6,476
Lindero Project [member] | Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Balance at beginning	19,639	19,684
Changes in estimate	(8,666)	(422)
Accretion	541	377
Balance at ending	11,514	19,639
Non-current portion	11,514	19,639
Yaramoko Mine [member] | Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Balance at beginning	12,895
Acquisition of Roxgold		11,122
Changes in estimate	135	1,609
Accretion	345	164
Balance at ending	13,375	12,895
Non-current portion	13,375	12,895
Seguela Project [Member] | Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Balance at beginning	1,552
Changes in estimate	5,238	1,552
Balance at ending	6,790	1,552
Non-current portion	$ 6,790	$ 1,552